RISK MANAGEMENT POLICIES - Exposure to interest rate risk (Details) - ARS ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Interest rate risk
Total Financial Assets	$ 133,142,903	$ 206,213,605
Total Financial Liabilities	115,857,073	181,921,254
Banco Supervielle S A and Cordial Compania Financiera S A [Member] | Interest rate risk [member]
Interest rate risk
Total Financial Assets	131,574,379	208,091,277
Total Financial Liabilities	120,488,619	190,825,291
Net Amount	11,085,760	17,265,986
Banco Supervielle S A and Cordial Compania Financiera S A [Member] | Up to 30 [member] | Interest rate risk [member]
Interest rate risk
Total Financial Assets	42,175,254	83,738,836
Total Financial Liabilities	50,567,576	115,241,413
Net Amount	(8,392,322)	(31,502,577)
Banco Supervielle S A and Cordial Compania Financiera S A [Member] | From 30 to 90 [member] | Interest rate risk [member]
Interest rate risk
Total Financial Assets	15,004,746	20,431,857
Total Financial Liabilities	13,421,108	32,447,944
Net Amount	1,583,638	(12,016,087)
Banco Supervielle S A and Cordial Compania Financiera S A [Member] | From 90 to 180 [member] | Interest rate risk [member]
Interest rate risk
Total Financial Assets	11,454,731	17,987,509
Total Financial Liabilities	5,116,494	2,305,325
Net Amount	6,338,237	15,682,184
Banco Supervielle S A and Cordial Compania Financiera S A [Member] | From 180 to 385 [member] | Interest rate risk [member]
Interest rate risk
Total Financial Assets	12,255,255	14,342,770
Total Financial Liabilities	6,674,589	2,307,951
Net Amount	5,580,666	12,034,819
Banco Supervielle S A and Cordial Compania Financiera S A [Member] | More than 365 [member] | Interest rate risk [member]
Interest rate risk
Total Financial Assets	50,684,393	71,590,305
Total Financial Liabilities	44,708,852	38,522,658
Net Amount	$ 5,975,541	$ 33,067,647